Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		Jun. 30, 2021	Jun. 30, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Deferred costs	[1]	$ 2,331,826	$ 709,293
Deferred offering costs		1,197,177	409,743
Rental deposits			27,582
Other receivables		51,912	31,329
Total		3,580,915	1,177,947
Allowance for doubtful accounts	[2]	(27,887)
Total allowance net		$ 3,553,028	$ 1,177,947

[1]

Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.

As of June 30, 2021, deferred costs primarily consisted of costs paid by the Company in advance to various vendors for the events and performances carried out subsequently in July and August 2021.

[2]	The Company recorded bad debt expenses of $nil, $nil, and $27,887 for other receivables for the years ended June 30, 2019, 2020, and 2021, respectively.